COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		12 Months Ended
	Jun. 14, 2022	Dec. 31, 2022
Mr. Harris, CEO
Other Commitments [Line Items]
Officers compensation		$ 450,000
Incentive opportunity, percent of base salary (up to)		137.50%
Bonus amount	$ 300,000
Mr. Sykes, CFO
Other Commitments [Line Items]
Officers compensation		$ 350,000
Incentive opportunity, percent of base salary (up to)		100.00%
Bonus amount	$ 250,000